Additional Information to the Items of Profit or Loss (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Research and development expenses	$ 493	$ 499	$ 1,639
Wages and related expenses [Member]
Statement Line Items [Line Items]
Research and development expenses	181	133	435
Share-based payment [Member]
Statement Line Items [Line Items]
Research and development expenses	100	19	165
Clinical studies [Member]
Statement Line Items [Line Items]
Research and development expenses	1	56	240
Regulatory, professional and other expenses [Member]
Statement Line Items [Line Items]
Research and development expenses	178	45	437
Research and preclinical studies [Member]
Statement Line Items [Line Items]
Research and development expenses	33	190	277
Chemistry and formulations [Member]
Statement Line Items [Line Items]
Research and development expenses		$ 56	$ 85